Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Australian loss before taxes	$ (2,110,363)	$ (1,041,041)
United States loss before taxes	(947,248)	(1,214,027)
Income / (loss) before taxes	(3,057,611)	(2,255,068)
Expected Australian income tax expense / (benefits) at statutory rate of 25% (December 31, 2023: 25%)	(520,964)	(260,260)
Expected United States income tax expense / (benefits) at statutory rate of 21%	(228,202)	(254,946)
Unrecognized deferred tax assets - tax losses	228,202	254,946
Employee shared based payment	154,594	35,925
Other items(DTA / DTL adjustment etc), net	(119,908)	(16,776)
Income tax benefits	$ (486,278)	$ (241,111)